UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VALUE FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48493-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
April 30, 2013 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            COMMON STOCKS (96.6%)

            CONSUMER DISCRETIONARY (10.0%)
            -----------------------------
            APPAREL RETAIL (1.0%)
   101,200  L Brands, Inc.                                             $     5,102
    80,100  Men's Wearhouse, Inc.                                            2,683
                                                                       -----------
                                                                             7,785
                                                                       -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
   116,700  Hanesbrands, Inc.*                                               5,854
                                                                       -----------
            AUTO PARTS & EQUIPMENT (1.4%)
   240,500  American Axle & Manufacturing Holdings, Inc.*                    3,215
   134,800  Delphi Automotive plc                                            6,229
    72,600  Gentex Corp.                                                     1,634
                                                                       -----------
                                                                            11,078
                                                                       -----------
            CABLE & SATELLITE (0.4%)
    42,900  AMC Networks, Inc. "A"*                                          2,703
                                                                       -----------
            CASINOS & GAMING (0.7%)
   312,200  International Game Technology                                    5,292
                                                                       -----------
            COMPUTER & ELECTRONICS RETAIL (0.3%)
    75,600  Rent-A-Center, Inc.                                              2,641
                                                                       -----------
            GENERAL MERCHANDISE STORES (1.1%)
   115,135  Target Corp.                                                     8,124
                                                                       -----------
            HOMEFURNISHING RETAIL (0.3%)
    75,600  Aaron's, Inc.                                                    2,170
                                                                       -----------
            HOTELS, RESORTS & CRUISE LINES (2.1%)
   304,140  Carnival Corp.                                                  10,496
   158,900  Royal Caribbean Cruises Ltd.                                     5,804
                                                                       -----------
                                                                            16,300
                                                                       -----------
            HOUSEHOLD APPLIANCES (0.5%)
    32,600  Whirlpool Corp.                                                  3,725
                                                                       -----------
            HOUSEWARES & SPECIALTIES (0.2%)
    60,700  Newell Rubbermaid, Inc.                                          1,599
                                                                       -----------
            LEISURE PRODUCTS (0.8%)
    98,800  Brunswick Corp.                                                  3,128
    63,300  Hasbro, Inc.                                                     2,999
                                                                       -----------
                                                                             6,127
                                                                       -----------
            PUBLISHING (0.1%)
    23,100  John Wiley & Sons, Inc. "A"                                        882
                                                                       -----------
            SPECIALTY STORES (0.3%)
    40,600  Cabela's, Inc.*                                                  2,606
                                                                       -----------
            Total Consumer Discretionary                                    76,886
                                                                       -----------

================================================================================

1  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            CONSUMER STAPLES (6.7%)
            -----------------------
            DRUG RETAIL (1.5%)
   232,324  Walgreen Co.                                               $    11,503
                                                                       -----------
            FOOD DISTRIBUTORS (0.3%)
    57,121  Sysco Corp.                                                      1,991
                                                                       -----------
            TOBACCO (4.9%)
   227,395  Altria Group, Inc.                                               8,302
    67,186  Imperial Tobacco Group plc ADR                                   4,838
   102,300  Lorillard, Inc.                                                  4,388
   165,975  Philip Morris International, Inc.                               15,865
    96,200  Reynolds American, Inc.                                          4,562
                                                                       -----------
                                                                            37,955
                                                                       -----------
            Total Consumer Staples                                          51,449
                                                                       -----------
            ENERGY (8.6%)
            -------------
            INTEGRATED OIL & GAS (4.0%)
   284,980  BP plc ADR                                                      12,425
    24,982  Chevron Corp.                                                    3,048
   167,639  Occidental Petroleum Corp.                                      14,964
                                                                       -----------
                                                                            30,437
                                                                       -----------
            OIL & GAS DRILLING (0.6%)
   119,000  SeaDrill Ltd.                                                    4,580
                                                                       -----------
            OIL & GAS EXPLORATION & PRODUCTION (3.1%)
    54,300  Berry Petroleum Co. "A"                                          2,602
   192,576  ConocoPhillips                                                  11,641
   306,376  Marathon Oil Corp.                                              10,009
                                                                       -----------
                                                                            24,252
                                                                       -----------
            OIL & GAS REFINING & MARKETING (0.9%)
   110,462  Phillips 66                                                      6,733
                                                                       -----------
            Total Energy                                                    66,002
                                                                       -----------
            FINANCIALS (22.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
    52,000  Ameriprise Financial, Inc.                                       3,876
   221,900  Janus Capital Group, Inc.                                        1,979
   160,224  State Street Corp.                                               9,368
                                                                       -----------
                                                                            15,223
                                                                       -----------
            CONSUMER FINANCE (6.9%)
   211,350  American Express Co.                                            14,458
   306,147  Capital One Financial Corp.                                     17,689
   121,800  Discover Financial Services                                      5,328
   752,453  SLM Corp.                                                       15,538
                                                                       -----------
                                                                            53,013
                                                                       -----------
            DIVERSIFIED BANKS (1.8%)
   358,449  Wells Fargo & Co.                                               13,614
                                                                       -----------
            INSURANCE BROKERS (0.5%)
    98,300  Willis Group Holdings Ltd. plc                                   3,901
                                                                       -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.2%)
   686,249  Bank of America Corp.                                            8,448
   227,292  Citigroup, Inc.                                                 10,605
   272,791  JPMorgan Chase & Co.                                            13,370
                                                                       -----------
                                                                            32,423
                                                                       -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (1.9%)
    33,100  Chubb Corp.                                                $     2,915
    39,200  ProAssurance Corp.                                               1,920
   321,885  XL Group plc                                                    10,024
                                                                       -----------
                                                                            14,859
                                                                       -----------
            REGIONAL BANKS (3.8%)
    99,620  BBCN Bancorp, Inc.                                               1,283
    56,900  City National Corp.                                              3,257
   374,700  Fifth Third Bancorp                                              6,381
   320,000  First Niagara Financial Group, Inc.                              3,043
   177,992  PNC Financial Services Group, Inc.                              12,082
    68,500  Prosperity Bancshares, Inc.                                      3,147
                                                                       -----------
                                                                            29,193
                                                                       -----------
            THRIFTS & MORTGAGE FINANCE (1.2%)
   400,800  New York Community Bancorp, Inc.                                 5,431
   288,700  People's United Financial, Inc.                                  3,799
                                                                       -----------
                                                                             9,230
                                                                       -----------
            Total Financials                                               171,456
                                                                       -----------
            HEALTH CARE (15.7%)
            -------------------
            HEALTH CARE DISTRIBUTORS (0.8%)
   133,500  Cardinal Health, Inc.                                            5,903
                                                                       -----------
            HEALTH CARE EQUIPMENT (3.4%)
   103,347  Baxter International, Inc.                                       7,221
   299,495  Medtronic, Inc.                                                 13,980
   116,200  St. Jude Medical, Inc.                                           4,790
                                                                       -----------
                                                                            25,991
                                                                       -----------
            HEALTH CARE FACILITIES (0.5%)
   146,300  HealthSouth Corp.*                                               4,023
                                                                       -----------
            HEALTH CARE SERVICES (0.8%)
   141,400  Omnicare, Inc.                                                   6,189
                                                                       -----------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
    35,500  Covance, Inc.*                                                   2,647
                                                                       -----------
            MANAGED HEALTH CARE (3.1%)
    88,500  CIGNA Corp.                                                      5,856
   150,305  UnitedHealth Group, Inc.                                         9,008
   124,221  WellPoint, Inc.                                                  9,058
                                                                       -----------
                                                                            23,922
                                                                       -----------
            PHARMACEUTICALS (6.8%)
   155,611  Johnson & Johnson                                               13,263
   213,898  Merck & Co., Inc.                                               10,053
   547,262  Pfizer, Inc.                                                    15,909
   138,682  Sanofi ADR                                                       7,399
   155,552  Teva Pharmaceutical Industries Ltd. ADR                          5,956
                                                                       -----------
                                                                            52,580
                                                                       -----------
            Total Health Care                                              121,255
                                                                       -----------
            INDUSTRIALS (16.6%)
            -------------------
            AEROSPACE & DEFENSE (3.4%)
    78,000  Exelis, Inc.                                                       871
   158,662  Honeywell International, Inc.                                   11,668
    31,800  L-3 Communications Holdings, Inc.                                2,584
   177,400  Raytheon Co.                                                    10,889
                                                                       -----------
                                                                            26,012
                                                                       -----------

================================================================================

3  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            AIR FREIGHT & LOGISTICS (0.4%)
    78,700  Forward Air Corp.                                          $     2,903
                                                                       -----------
            BUILDING PRODUCTS (1.4%)
   114,325  Gibraltar Industries, Inc.*                                      2,138
   195,100  Masco Corp.                                                      3,793
    72,500  Simpson Manufacturing Co., Inc.                                  2,084
    59,600  Trex Co., Inc.*                                                  2,901
                                                                       -----------
                                                                            10,916
                                                                       -----------
            CONSTRUCTION & ENGINEERING (0.5%)
   111,100  Aegion Corp.*                                                    2,340
   123,203  Comfort Systems USA, Inc.                                        1,580
                                                                       -----------
                                                                             3,920
                                                                       -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
   123,500  Oshkosh Corp.*                                                   4,849
   151,500  Terex Corp.*                                                     4,333
                                                                       -----------
                                                                             9,182
                                                                       -----------
            DIVERSIFIED SUPPORT SERVICES (0.6%)
   167,400  Mobile Mini, Inc.*                                               4,709
                                                                       -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.2%)
    83,100  Eaton Corp. plc                                                  5,103
   164,127  Emerson Electric Co.                                             9,111
    36,000  Regal-Beloit Corp.                                               2,830
                                                                       -----------
                                                                            17,044
                                                                       -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
   116,200  Korn/Ferry International*                                        1,923
                                                                       -----------
            INDUSTRIAL CONGLOMERATES (1.1%)
   391,200  General Electric Co.                                             8,720
                                                                       -----------
            INDUSTRIAL MACHINERY (5.2%)
   198,328  Illinois Tool Works, Inc.                                       12,804
    68,000  ITT Corp.                                                        1,877
   112,800  Pentair Ltd.                                                     6,131
    70,800  SPX Corp.                                                        5,275
   173,063  Stanley Black & Decker, Inc.                                    12,947
    47,100  Xylem, Inc.                                                      1,307
                                                                       -----------
                                                                            40,341
                                                                       -----------
            OFFICE SERVICES & SUPPLIES (0.3%)
    88,900  Herman Miller, Inc.                                              2,230
                                                                       -----------
            Total Industrials                                              127,900
                                                                       -----------
            INFORMATION TECHNOLOGY (9.0%)
            -----------------------------
            APPLICATION SOFTWARE (0.5%)
   196,300  Mentor Graphics Corp.                                            3,584
                                                                       -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
   134,000  Total System Services, Inc.                                      3,165
                                                                       -----------
            ELECTRONIC COMPONENTS (0.9%)
    38,600  Littelfuse, Inc.                                                 2,695
   313,800  Vishay Intertechnology, Inc.*                                    4,406
                                                                       -----------
                                                                             7,101
                                                                       -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    32,300  FARO Technologies, Inc.*                                         1,253
                                                                       -----------
            ELECTRONIC MANUFACTURING SERVICES (1.3%)
   119,300  Mercury Computer Systems, Inc.*                                    922
   179,900  Molex, Inc.                                                      4,960

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
    63,000  Park Electrochemical Corp.                                 $     1,504
   110,000  Plexus Corp.*                                                    2,966
                                                                       -----------
                                                                            10,352
                                                                       -----------
            IT CONSULTING & OTHER SERVICES (0.6%)
    23,520  International Business Machines Corp.                            4,764
                                                                       -----------
            SEMICONDUCTOR EQUIPMENT (0.5%)
   235,500  Brooks Automation, Inc.                                          2,289
   151,900  Photronics, Inc.*                                                1,198
                                                                       -----------
                                                                             3,487
                                                                       -----------
            SEMICONDUCTORS (2.1%)
   188,160  Intel Corp.                                                      4,506
   101,500  Microchip Technology, Inc.                                       3,697
   231,166  Texas Instruments, Inc.                                          8,371
                                                                       -----------
                                                                            16,574
                                                                       -----------
            SYSTEMS SOFTWARE (2.5%)
   233,900  CA, Inc.                                                         6,308
   397,683  Microsoft Corp.                                                 13,164
                                                                       -----------
                                                                            19,472
                                                                       -----------
            Total Information Technology                                    69,752
                                                                       -----------
            MATERIALS (2.4%)
            ----------------
            DIVERSIFIED CHEMICALS (0.9%)
   122,299  E.I. du Pont de Nemours & Co.                                    6,667
     1,500  Scotts Miracle-Gro Co. "A"                                          68
                                                                       -----------
                                                                             6,735
                                                                       -----------
            METAL & GLASS CONTAINERS (0.2%)
    97,900  Myers Industries, Inc.                                           1,451
                                                                       -----------
            SPECIALTY CHEMICALS (1.3%)
   181,500  PolyOne Corp.                                                    4,089
    90,600  Rockwood Holdings, Inc.                                          5,879
                                                                       -----------
                                                                             9,968
                                                                       -----------
            Total Materials                                                 18,154
                                                                       -----------
            TELECOMMUNICATION SERVICES (2.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
   330,441  AT&T, Inc.                                                      12,378
   183,099  Verizon Communications, Inc.                                     9,871
                                                                       -----------
                                                                            22,249
                                                                       -----------
            Total Telecommunication Services                                22,249
                                                                       -----------
            UTILITIES (2.4%)
            ----------------
            ELECTRIC UTILITIES (1.6%)
    75,696  Entergy Corp.                                                    5,392
    66,400  Pinnacle West Capital Corp.                                      4,044
    98,000  Xcel Energy, Inc.                                                3,115
                                                                       -----------
                                                                            12,551
                                                                       -----------
            GAS UTILITIES (0.3%)
    44,600  ONEOK, Inc.                                                      2,291
                                                                       -----------
            MULTI-UTILITIES (0.5%)
   152,700  CenterPoint Energy, Inc.                                         3,768
                                                                       -----------
            Total Utilities                                                 18,610
                                                                       -----------
            Total Common Stocks (cost: $515,900)                           743,713
                                                                       -----------

================================================================================

5  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.9%)

            MONEY MARKET FUNDS (2.9%)
22,590,694  State Street Institutional Liquid Reserve Fund, 0.11% (a)  $    22,591
                                                                       -----------
            Total Money Market Instruments (cost: $22,591)                  22,591
                                                                       -----------

            TOTAL INVESTMENTS (COST: $538,491)                         $   766,304
                                                                       ===========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------

                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL       INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $     743,713    $        --      $         --     $    743,713
Money Market Instruments:
  Money Market Funds                            22,591             --                --           22,591
--------------------------------------------------------------------------------------------------------
Total                                    $     766,304    $        --      $         --     $    766,304
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Value Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

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9  | USAA Value Fund

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D. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $229,471,000 and $1,658,000, respectively, resulting in net unrealized appreciation of $227,813,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $770,331,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.7% of net assets at April 30, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2013.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  10




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.